Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Payable
Schedule of summary of taxes payable

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000

VAT payable	9,787	5,122
Enterprise income taxes payable	274	140
Withholding individual income taxes for employees	88	34
Others	725	644
Total	10,874	5,940